Expense Example - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Long-Term Treasury Bond Index Fund - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39